Taxation - Reconciliation of income tax expense (income) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Loss before income tax	SFr (11,334,224)	SFr (24,427,247)	SFr (30,793,306)
Income tax at statutory tax rates applicable to results in the respective countries	2,397,177	5,311,030	6,629,237
Effect of unrecognized temporary differences	140,371	193,598	(27,072)
Effect of unrecognized taxable losses	(2,553,594)	(5,429,935)	(6,360,837)
Effect of previously unrecognised deferred tax asset	114,116	39,189	131,055
Effect of expenses deductible for tax purposes	0	9,696	2,505
Effect of expenses not considerable for tax purposes	0	0	23,716
Effect of impact from application of different tax rates	(260,247)	(105,805)	(267,695)
Effect of unrecognized taxable losses in equity	0	0	146
Income tax gain	SFr (162,177)	SFr 17,773	SFr 131,055